Other payables	12 Months Ended
Jun. 30, 2026
Other Liabilities Disclosure [Abstract]
Other payables

Note 11 – Other payables

Other payables consist of the following:

	As of June 30,
	2026	2025
Deferred interest income	$-	$11,354
Professional fee	326,447	330,465
Insurance services	259,283	78,880
Secretary services	9,414	110
Vessel related expenses	461,700	155,542
Others	1,327,090	826,093
Total other payables	$2,383,934	$1,402,444

Others mainly comprise amounts payable for operating supplies, utilities, transportation and forwarding, shipping agency and other administrative and support services.